Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of debt
As of September 30, 2018 and December 31, 2017, the Company's debt and related deferred financing costs consisted of the following:

	September 30, 2018	December 31, 2017	Contractual Interest Rate (1)	Payment Type	Loan Maturity	Effective Interest Rate (2)
BofA/KeyBank Loan	$250,000	$—	4.32%	Interest Only	May 2028	4.36%
AIG Loan	126,970	126,970	4.15%	Interest Only (3)	November 2025	4.22%
Total Mortgage Debt	376,970	126,970
Term Loan	113,000	—	LIBOR + 1.25% (4)	Interest Only	June 2023	3.58%
Revolving Credit Facility	85	357,758	LIBOR + 1.30%(4)(5)	Interest Only	June 2023 (6)	3.65%
Total Debt	490,055	484,728
Unamortized deferred financing costs	(8,482)	(2,880)
Total Debt, net	$481,573	$481,848

(1)
Including the effect of one interest rate swap agreement with a total notional amount of $100.0 million, the weighted average interest rate as of September 30, 2018 was approximately 3.81% for the Company's fixed-rate and variable-rate debt combined.

(2)	Includes the effect of amortization of deferred financing costs.

(3)	The AIG Loan (as defined below) requires monthly payments of interest only, at a fixed rate, for the first five years and fixed monthly payments of principal and interest thereafter.

(4)	The LIBOR as of September 30, 2018 was 2.11%.

(5)
As discussed below, the Company entered into an amended and restated credit agreement in June 2018. The contractual interest rate on the original revolving credit facility was LIBOR + 1.50% as of March 31, 2018.

(6)
The Revolving Credit Facility (as defined below) has an initial term of four years, maturing on June 28, 2022, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

(7)

As of December 31, 2017 and 2016, the Company’s debt and related deferred financing costs consisted of the following:

	December 31, 2017	December 31, 2016	Contractual Interest Rate (1)	Payment Type	Loan Maturity	Effective Interest Rate (4)
Revolving Credit Facility	$357,758	$333,458	2.87%	Interest Only	December 2019 (2)	3.32%
AIG Loan	126,970	126,970	4.15%	Interest Only (3)	November 2025	4.22%
Total Debt	484,728	460,428
Unamortized deferred financing costs	(2,880)	(3,956)
Total Debt, net	$481,848	$456,472

(1)
The 2.87% contractual interest rate is based on a 360-day year, pursuant to the Revolving Credit Facility. The 2.92% weighted-average interest rate is based on a 365-day year. As discussed below, the interest rate on the Revolving Credit Facility (as defined below) is a one-month LIBO Rate + 1.50%. As of December 31, 2017, the LIBO Rate was 1.57%. Including the effect of interest rate swap agreements with a total notional amount of $200.0 million, the weighted average interest rate as of December 31, 2017 was approximately 3.13% for the Company’s fixed-rate and variable-rate debt combined.

(2)
The Revolving Credit Facility has an initial term of four years, maturing on December 12, 2018, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

(3)	The AIG Loan (as defined below) requires monthly payments of interest only, at a fixed rate, for the first five years and fixed monthly payments of principal and interest thereafter.

(4)	Reflects the effective interest rate at December 31, 2017 and includes the effect of amortization of deferred financing costs.

Schedule of Maturities of Long-term Debt [Table Text Block]
The following summarizes the future principal repayments of all loans as of December 31, 2017 per the loan terms discussed above:

December 31, 2017
2018	$—
2019	357,758
2020	—
2021	2,178
2022	2,271
Thereafter	122,521
Total principal	484,728
Unamortized deferred loan costs	(2,880)
Total	$481,848

Griffin Capital Essential Asset REIT, Inc. [Member]
Debt Instrument [Line Items]
Schedule of debt
As of September 30, 2018 and December 31, 2017, the Company’s debt consisted of the following:

	September 30, 2018	December 31, 2017	Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
TW Telecom loan (3)	$—	$19,169	—	—	—%
HealthSpring loan	21,340	21,694	4.18%	April 2023	4.60%
Midland loan	102,753	104,197	3.94%	April 2023	4.12%
Emporia Partners loan	2,662	2,978	5.88%	September 2023	5.96%
Samsonite loan	22,309	22,961	6.08%	September 2023	5.16%
Highway 94 loan	16,714	17,352	3.75%	August 2024	4.65%
Bank of America loan	375,000	375,000	3.77%	October 2027	3.91%
AIG loan	107,998	109,275	4.96%	February 2029	5.07%
Total Mortgage Debt	648,776	672,626
Term Loan	715,000	715,000	LIBOR+1.40% (4)	July 2020	3.89%
Revolver Loan	—	10,153	LIBOR +1.45% (4)	July 2020 (4)	3.77%
Total Debt	1,363,776	1,397,779
Unamortized Deferred Financing Costs and Discounts, net	(9,426)	(11,695)
Total Debt, net	$1,354,350	$1,386,084

(1)
Including the effect of one interest rate swap agreement with a total notional amount of $425.0 million, the weighted average interest rate as of September 30, 2018 was 3.70% for the Company’s fixed-rate and variable-rate debt combined and 3.75% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of September 30, 2018 and includes the effect of amortization of discounts/premiums and deferred financing costs.

(3)	In March 2018, the Company, through the Operating Partnership, paid off the remaining balance of the TW Telecom loan.

(4)
The LIBO rate as of September 30, 2018 was 2.11%.The Revolver Loan has an initial term of four years, maturing on July 20, 2019, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

As of December 31, 2017 and December 31, 2016, the Company’s debt consisted of the following:

	December 31, 2017	December 31, 2016	Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
Plainfield loan	$—	$18,932	—	—	—
Emporia Partners loan	2,978	3,377	5.88%	September 2023	5.96%
Ace Hardware loan	—	22,922	—	—	—
Highway 94 loan	17,352	18,175	3.75%	August 2024	4.63%
Samsonite loan	22,961	23,786	6.08%	September 2023	5.22%
HealthSpring loan	21,694	22,149	4.18%	April 2023	4.59%
Midland loan	104,197	105,600	3.94%	April 2023	4.08%
AIG loan	109,275	110,640	4.96%	February 2029	5.07%
TW Telecom loan	19,169	20,353	LIBO Rate +2.45% (3)	August 2019	4.04%
Bank of America loan	375,000	—	3.77%	August 2027	3.90%
Total Mortgage Debt	672,626	345,934
Term Loan	715,000	715,000	LIBO Rate +1.40% (3)	July 2020	3.19%
Revolver Loan	10,153	397,409	LIBO Rate +1.45% (3)	July 2020 (4)	3.79%
Total Debt	1,397,779	1,458,343
Unamortized Deferred Financing Costs and Discounts, net	(11,695)	(10,808)
Total Debt, net	$1,386,084	$1,447,535

(1)
Including the effect of interest rate swap agreements with a total notional amount of $725.0 million, the weighted average interest rate as of December 31, 2017 was 3.53% for the Company’s fixed-rate and variable-rate debt combined and 3.54% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of December 31, 2017 and includes the effect of amortization of discounts/premiums and deferred financing costs.

(3)	The LIBO Rate as of December 31, 2017 was 1.56%.

(4)
The Revolver Loan has an initial term of four years, maturing on July 20, 2019, and may be extended for a one-year period if certain conditions are met and upon payment of an extension fee. See discussion below.

Schedule of Maturities of Long-term Debt [Table Text Block]
The following summarizes the future principal repayments of all loans as of December 31, 2017 per the loan terms discussed above:

December 31, 2017
2018	$7,132
2019	24,879
2020	732,034
2021	7,211
2022	7,556
Thereafter	618,967
Total principal	1,397,779
Unamortized debt premium/(discount)	(281)
Unamortized deferred loan costs	(11,414)
Total	$1,386,084